CONTINGENT FORWARD CONTRACTS (Details) - USD ($)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Nov. 30, 2020
Derivative [Line Items]
Reclassification from contingent forward contracts liability					$ 12,382,000	$ 3,203,000	$ 454,546,000	$ 8,719,000	$ 118,382,000	$ 15,053,000
Contingent forward contract liability					$ 12,400,000		12,400,000			30,844,000
Series D contingent forward contract liability
Derivative [Line Items]
Proceeds from issuance of shares		$ 200,000,000.0
Number of shares issued		31,201,245
Fair value of contingent forward contract liability		$ 21,400,000	$ 36,400,000			21,400,000		21,400,000
Reclassification from contingent forward contracts liability			18,200,000
Contingent forward contract liability		0				0		0
Loss related to fair value remeasurements						$ 3,200,000			8,700,000
Series E contingent forward contract liability
Derivative [Line Items]
Fair value of contingent forward contract liability	$ 110,500,000								110,500,000
Loss related to fair value remeasurements									109,700,000
Series D convertible preferred shares
Derivative [Line Items]
Proceeds from issuance of shares		$ 200,000,000.0	$ 200,000,000.0				3,000,000	$ 400,000,000	$ 400,000,000	$ 600,000,000
Number of shares issued		31,201,256	31,201,245			31,201,256		62,402,501	62,402,501	141,746,324
Contingent forward contract liability		$ 39,600,000				$ 39,600,000		$ 39,600,000
Loss related to fair value remeasurements								$ 8,700,000
Series E convertible preferred shares
Derivative [Line Items]
Proceeds from issuance of shares	400,000,000.0						$ 600,000,000		$ 899,725,000
Number of shares issued					25,306,130		75,918,392		113,877,589
Fair value of contingent forward contract liability											$ 0
Contingent forward contract liability	$ 110,500,000								$ 110,500,000			$ 800,000
Convertible notes
Derivative [Line Items]
Debt discount				$ 18,600,000
Convertible notes | Series D convertible preferred shares
Derivative [Line Items]
Debt discount				$ 18,600,000